Segment Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

Information regarding the Company’s net income and operating income is disclosed in the unaudited interim condensed consolidated statements of income. Segment expenses and other items are reviewed by the CODM on the same basis as presented in the unaudited interim condensed consolidated statements of income.

The Company has one reportable segment: sale of apparel products. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The CODM reviews the results of operations and net income when making decisions about allocating resources and assessing the performance. The sale of apparel products segment generated revenue by providing one-stop apparel solution service and sales of own-branded apparel products through retail stores. All assets of the Company are located in Hong Kong, the UK and the UAE and revenues are generated based on the geographical locations.

Key financial performance measures of the segments are as follows:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
REVENUES, NET	60,236,666	55,755,660	7,109,878

COST OF REVENUES
– Related party	(5,385,166)	(22,068,044)	(2,814,083)
– External	(29,052,173)	(11,148,799)	(1,421,679)
	(34,437,339)	(33,216,843)	(4,235,762)
Gross profit	25,799,327	22,538,817	2,874,116

EXPENSES
Selling and marketing	(3,581,199)	(3,949,680)	(503,657)
General and administrative:
Lease expenses – related party	(360,000)	(360,000)	(45,907)
Depreciation	(820,441)	(949,117)	(121,030)
Amortization	(1,241,642)	(1,248,502)	(159,207)
Staff cost	(10,644,573)	(12,140,932)	(1,548,193)
Leases expenses	(3,070,526)	(3,997,441)	(509,748)
Professional fee	(2,937,417)	(2,312,443)	(294,879)
Impairment on inventories	(426,816)	(3,180,188)	(405,533)
Reversal of (provision for) expected credit losses	2,291,797	(345,625)	(44,074)
Others	(2,748,944)	(4,491,251)	(572,720)
Total expenses	(23,539,761)	(32,975,179)	(4,204,947)
INCOME (LOSS) FROM OPERATION	2,259,566	(10,436,362)	(1,330,831)

OTHER INCOME (EXPENSES)
Interest expense, net	(622,140)	(294,439)	(37,545)
Change in fair value of investment in a joint venture	33,934	—	—
Agency income – related party	1,248,117	1,011,541	128,990
Other income	18,264	118,860	15,157
Other expense	(15,885)	(34,362)	(4,382)
Total other income, net	662,290	801,600	102,220
INCOME BEFORE TAX EXPENSES	2,921,856	(9,634,762)	(1,228,611)
INCOME TAX (EXPENSES) CREDIT	(885,588)	533,353	68,012
NET INCOME (LOSS)	2,036,268	(9,101,409)	(1,160,599)

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Total assets	115,631,755	166,086,149	21,179,055
Total liabilities	(59,032,351)	(60,621,473)	(7,730,359)

Net assets	56,599,404	105,464,676	13,448,696